RECEIVABLES - Allowance for Credit Losses Activity (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Retail
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Opening balance	$ 326	$ 319	$ 299	$ 326	$ 326
Provision	28	11	82	34	44
Charge-offs, net of recoveries	(18)	(17)	(62)	(44)	(51)
Foreign currency translation and other	3	(18)	(15)	(21)	(20)
Ending balance	339	295	339	295	299
Retail | Adoption of ASC 326
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Opening balance			35
Ending balance					35
Retail | Adjusted Balance
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Opening balance			334
Ending balance					334
Wholesale
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Opening balance	159	158	159	164	164
Provision	6	2	23	3	12
Charge-offs, net of recoveries	(4)	(2)	(5)	(8)	(18)
Foreign currency translation and other	6	(3)	(1)	(4)	1
Ending balance	$ 167	$ 155	167	$ 155	159
Wholesale | Adoption of ASC 326
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Opening balance			(9)
Ending balance					(9)
Wholesale | Adjusted Balance
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Opening balance			$ 150
Ending balance					$ 150